Property, plant and equipment, net - Depreciation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation, Continued and Discontinued Operations	$ 703,113	$ 1,049,274	$ 613,296
Depreciation	462,639	628,144	$ 576,953
Buildings pledged as collateral for bank loans		7,139,561
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Buildings pledged as collateral for bank loans	$ 966,201	1,149,156
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Buildings pledged as collateral for bank loans		$ 5,990,405